INVENTORIES	12 Months Ended
Oct. 27, 2013
INVENTORIES
INVENTORIES

NOTE E

INVENTORIES

Principal components of inventories are:

(in thousands)	October 27, 2013	October 28, 2012
Finished products	$ 544,858	$ 494,298
Raw materials and work-in-process	248,411	267,877
Materials and supplies	174,708	188,346
Total	$ 967,977	$ 950,521